Other Financial Assets	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Financial Assets	Other Financial Assets

	JPY (millions) As of March 31
	2022	2023
Derivative assets	¥41,890	¥79,654
Investment in convertible notes at fair value through P&L	10,409	11,435
Investment in debt instruments at fair value through P&L	1,052	1,063
Investment in equity instruments at fair value through OCI	148,451	157,731
Financial assets associated with contingent consideration arrangements	26,852	23,806
Other	30,205	26,168
Total	¥258,859	¥299,857
Non-current	¥233,554	¥279,683
Current	¥25,305	¥20,174
As of March 31, 2022 and 2023, equity instruments included 84,188 million JPY and 74,495 million JPY, respectively, of investments in public companies. These are considered Level 1 in the fair value hierarchy as defined in Note 27. The remainder of the equity instruments primarily relates to investments acquired in connection with collaborations and licensing agreements (Note 13) and are considered Level 3 investments in the fair value hierarchy.
As of March 31, 2022 and 2023, financial assets associated with contingent consideration arrangements are assets mainly recognized in relation to the divestiture of XIIDRA (Note 27) and are considered Level 3 investments in the fair value hierarchy.